Related Party Transactions (Details) - USD ($)			12 Months Ended
	Nov. 05, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022
Related Party Transactions
Common Stock, Shares, Outstanding			13,877,636	15,408,828
Revenue from Units Sold to Related Parties			$ 80,000
Accounts Receivable, Related Party			$ 63,290
Bridge Loan Agreements from Related Party [Member]
Related Party Transactions
Loan from related party	$ 500,000	$ 500,000
Interest rate (as percent)	6.25%	6.25%
Prime Rate [Member]
Related Party Transactions
Basis spread (as percent)	3.00%	3.00%